FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 83.0	$ 38.6
Other payables	195.4	166.2
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	83.0	38.6
Other payables	3.1	6.3
Collaboration interest-bearing advanced funding	319.1	301.2
Lease liabilities	132.8	66.1
Total	538.0	412.2
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	83.0	38.6
Other payables	3.1	6.3
Collaboration interest-bearing advanced funding	319.1	0.0
Lease liabilities	11.1	6.1
Total	416.3	51.0
Over 1 years
Disclosure Of Financial Instruments [Line Items]
Total	121.7	361.2
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0.0	0.0
Other payables	0.0	0.0
Collaboration interest-bearing advanced funding	0.0	301.2
Lease liabilities	$ 121.7	$ 60.0